LEASE - Summary of Supplemental cash flow information related to operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASE
Cash payments for operating leases	$ 249,357	$ 316,608	$ 111,786
Operating ROU assets obtained in exchange for new operating lease liabilities	2,361,670	$ 389,024
Operating ROU assets released in exchange for operating lease liabilities	$ 119,252